Employee Related Liabilities (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 1.0	$ 1.1	$ 2.9
Interest cost	6.7	7.8	9.4
Expected return on plan assets	(13.7)	(13.8)	(15.4)
Amortization of prior service cost	0	0	0
Net actuarial loss (gain)	2.9	4.1	7.9
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	6.7	0
Net periodic benefit cost (income)	(3.1)	5.9	4.8
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.14%	3.65%	4.58%
Expected return on plan assets	8.38%	8.34%	8.36%
Rate of compensation increase			3.63%
Health Care and Other Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0
Interest cost	0.7	0.8	1.1
Expected return on plan assets	0	0	0
Amortization of prior service cost	(0.7)	(0.7)	(0.5)
Net actuarial loss (gain)	(0.1)	(0.5)	(1.5)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Net periodic benefit cost (income)	$ (0.1)	$ (0.4)	$ (0.9)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.38%	3.93%	5.09%
Rate of compensation increase	3.75%	3.75%	3.75%
Current medical cost trend rate	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	4.50%	5.00%	5.00%
Year the rate reaches ultimate trend rate	2022	2018	2017